INCOME TAXES	9 Months Ended
Jul. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 7 – INCOME TAXES

The components of the Company’s provision for federal income tax for the nine months ended July 31, 2025 and the year ended October 31, 2024 consists of the following:

	July 31, 2025	October 31, 2024
Federal income tax benefit (provision) attributable to:
Current operations	$95,022	$43,707
Less: Utilization of NOL carry-forward	(9,178)	–
Less: valuation allowance	–	(43,707)
Net provision for federal income taxes	$85,844	$–

The provision for the current period is calculated using the U.S. federal corporate tax rate of 21% applied to the Company’s net income before tax of $452,488 for the nine months ended July 31, 2025. The cumulative tax effect at the expected rate of 21% of significant items comprising our net deferred tax amount is as follows:

	July 31, 2025	October 31, 2024
Deferred tax asset attributable to:
Net operating loss carryover	$–	$9,178
Less: valuation allowance	–	(9,178)
Net deferred tax asset	$–	$–

The provision for the current period is calculated using the U.S. federal corporate tax rate of 21% applied to the Company’s net income before tax of $452,488. However, a substantial portion of this income was generated by the Company’s wholly owned Singapore subsidiary, KHOB PTE. LTD., which is subject to Singapore’s corporate income tax rate of 17%.

The Company is currently reviewing its tax provision methodology to ensure that income earned by foreign subsidiaries is taxed at the appropriate local jurisdictional rates. If the Singapore-sourced income was incorrectly taxed at the U.S. federal rate, the provision may be overstated, and adjustments may be required in future filings.

Jurisdictional Tax Considerations

Singapore: KHOB PTE. LTD. is subject to a flat corporate tax rate of 17%. Singapore does not impose withholding tax on dividends paid to foreign shareholders. Under Singapore’s one-tier tax system, dividends are exempt from further taxation when distributed.

Hong Kong SAR: KHOB LIMITED is subject to a two-tier profits tax regime (8.25% on the first HKD 2 million, 16.5% thereafter). Hong Kong does not impose withholding tax on dividends, and offshore income is generally exempt unless captured under the FSIE regime.

United States (Nevada): The Company is incorporated in Nevada, which does not impose a state corporate income tax. However, dividends received from foreign subsidiaries are subject to U.S. federal income tax. If the subsidiaries qualify as Controlled Foreign Corporations (CFCs), the Company may be eligible for the Section 245A dividends-received deduction, allowing a 100% deduction on qualifying foreign-source dividends.

The Company will continue to evaluate its tax position and consult with tax advisors to ensure compliance with applicable laws and accurate financial reporting.